Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Entity Central Index Key	0000311635
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 20, 2020
Document Effective Date	Nov. 01, 2020
Prospectus Date	Nov. 01, 2020